Remuneration System for the Management Board and Employees of the Group - Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in	€ 57.18
Strike Price in	€ 0
Expected Volatility of the MorphoSys share in	33.09%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.07%
2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in	€ 43.28
Strike Price in	€ 0
Expected Volatility of the MorphoSys share in	34.637%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.05%
2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in	€ 55.07
Strike Price in	€ 0
Expected Volatility of the MorphoSys share in	37.49%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in	€ 81.05
Strike Price in	€ 0
Expected Volatility of the MorphoSys share in	35.95%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
Bottom of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Strike Price in	€ 0
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.03%
Bottom of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Strike Price in	€ 0
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.02%
Top of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Strike Price in	€ 0
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.23%
Top of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Strike Price in	€ 0
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.15%
NASDAQ Biotech index [member] | 2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	20.70%
NASDAQ Biotech index [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	23.39%
NASDAQ Biotech index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	25.07%
NASDAQ Biotech index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	25.10%
TecDAX index [member] | 2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	20.10%
TecDAX index [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	17.01%
TecDAX index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	16.94%
TecDAX index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	17.73%